Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,728,000.00
Previously Paid Amount	0.00
Total Fee Amount	7,005.54
Total Offset Amount	0.00
Net Fee	7,005.54
Narrative - Max Aggregate Offering Price	$ 50,728,000.00
Final Prospectus	true